STOCKHOLDERS EQUITY (Details Narrative) - USD ($)				3 Months Ended					6 Months Ended	9 Months Ended		12 Months Ended
	Aug. 22, 2023	Jul. 11, 2023	Jun. 30, 2021	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized				650,000,000						650,000,000		650,000,000
Common stock, shares issued				302,747,608						302,747,608		189,216,582
Common stock, shares outstanding				302,747,608						302,747,608		189,216,582
Common stock, par value				$ 0.001						$ 0.001		$ 0.001
Related party services value				$ 1,215,000	$ 980,300
Number of value issued for service				34,000	66,500	$ 206,700
Conversion of shares issued						8,552,000						3,696,000
Conversion of value issued				581,219	234,400	$ 381,860						$ 58,027
Issuance of common stock financing commitment, shares						6,000,000						1,607,000
Issuance of common stock as financing commitment shares, value				131,000	147,000	$ 198,000						$ 97,453
Common stock gross proceeds				15,072	$ 50,000					$ 65,073	$ 0
Common stock issued for accounts payable, value						$ 15,050
Principal amount				$ 460,000						$ 460,000		$ 488,400
Exercise price per share				$ 0.408						$ 0.408		$ 0.10055	$ 0
Cash proceeds				$ 450,000						$ 450,000
Aggregate intrinsic value				$ 0						$ 0
Options outstanding				16,000,000						16,000,000
Weighted average remaining life										8 years 3 months
Share based compensation				$ 34,000			$ 0			$ 307,200	$ 5,170
Strike Price 0.07 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options outstanding				5,333,334						5,333,334
Strike Price 0.25 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options outstanding				5,333,333						5,333,333
Strike Price 0.50 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options outstanding				5,333,333						5,333,333
G S C Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of warrants				862,500						862,500
Stock Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation									$ 1,239,823
Stock option issuances			0
Options intrinsic value				$ 0						$ 0
G S Capital [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Annual interest rate		10.00%		10.00%						10.00%
Principal amount		$ 115,000
Proceeds from promissory note		105,000
Proceeds from original issue discount		$ 10,000
Shares issued		500,000
Purchase of additional shares		862,500
Exercise price per share	$ 0.10	$ 0.10
Total returnable commitment shares		1,500,000
Conversion price per share				$ 0.01						$ 0.01
Accrued default interest rate				24.00%						24.00%
G S Capital [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion price										$ 0.01
G S Capital [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion price										0.005
Coventry Enterprises [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Principal amount	$ 115,000
Shares issued	500,000
Total returnable commitment shares	1,500,000
Conversion price per share				$ 0.01						$ 0.01
Accrued default interest rate	10.00%			10.00%						10.00%
Conversion price										$ 0.01
Gross proceeds from promissory note	$ 105,000
Proceeds from original issue discount	$ 10,000
Purchase of additional shares	862,500			862,500						862,500
Coventry Enterprises [Member] | In The Event Of Default [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accrued default interest rate				24.00%						24.00%
Conversion price										$ 0.005
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized				1,500,000						1,500,000		1,500,000
Preferred stock, shares outstanding				0						0		0
Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized				5,000,000						5,000,000		5,000,000
Preferred stock, shares outstanding				0						0		0
Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized				1,000,000						1,000,000		1,000,000
Preferred stock, shares outstanding				165,080						165,080		145,080
Share price				$ 1.00						$ 1.00		$ 1.00
Conversion Of Series C Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued upon conversion												3,000,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for related party services				30,000,000	26,000,000
Related party services value				$ 30,000	$ 26,000
Number of shares issued for service				1,000,000	1,750,000	6,000,000
Number of value issued for service				$ 1,000	$ 1,750	$ 6,000
Conversion of shares issued				16,880,768	6,503,000
Issuance of common stock financing commitment, shares					4,000,000
Common shares sold				890,914	1,501,502
Common stock issued for accounts payable , shares						451,952
Shares issued upon conversion								3,000,000